Cover	12 Months Ended
Nov. 30, 2023
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Concentrix Corporation
Entity Central Index Key	0001803599